Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Taxes [Abstract]
Summary of deferred tax asset (liabilities)

	March 31, 2014	December 31, 2013	December 31, 2012
Excess of Tax over book depreciation Fixed assets	$87,578	$87,578	$108,980
Excess of Tax over book depreciation Patents	114,028	114,028	8,076
Net Operating Loss Carry forward	2,254,812	1,642,598	1,213,617
Valuation Allowance	(2,456,418)	(1,844,204)	(1330,673)
Total Deferred Tax Asset (Liabilities)	$-	$-	-

Reconciliation of income tax (benefit) expense at the federal statutory rate

	March 31, 2014	March 31, 2013		December 31, 2013		December 31, 2012
Computed Tax at Expected Statutory Rate	$(144,858)		$(135,684)		$(752,882)		$(825,401)
Non-US Income Taxed at Different Rates	44,858		38,059		199,292		218,488
Non-Deductible expenses	-		27,850		283,381		96,328
Valuation allowance	100,000	69,775		270,209		510,585
Income Tax Expense	$-		$-		-		-

Components of income tax expense (benefit) from continuing operations

Current Tax Expense	March 31, 2014	March 31, 2012	December 31, 2013	December 31, 2012
Danish Income Tax	$-	$-	$-	$-
Total Current Tax Expense	-	-	-	-
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets	-	-	26,364	10,710
Excess of Tax over Book Depreciation Patents	-	-	(105,585)	(53,961)
Net Operating Loss Carry forwards	(100,000)	(69,775)	(2,319,956)	(1,993,700)
Change in the Valuation allowance	100,0000	69,775	2,399,177	2,036,951
Total Deferred Tax Expense	$-	$-	$-	$-